Annual Total Returns - Treasury Only Portfolio [BarChart] - 03.31 FIMM Funds Class 4 Combo PRO-12 - Treasury Only Portfolio - Class IV	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.24%
Annual Return 2018	1.20%
Annual Return 2019	1.54%
Annual Return 2020	0.20%
Annual Return 2021	0.01%